Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,321,000
Previously Paid Amount	0.00
Total Fee Amount	1,701.53
Total Offset Amount	0.00
Net Fee	1,701.53
Narrative - Max Aggregate Offering Price	$ 12,321,000
Final Prospectus	true